Trade and other payables - The ageing of trade payables (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables
Trade payables	£ 315	£ 357
Less than one year
Trade and other payables
Trade payables	314	£ 357
Between one and five years
Trade and other payables
Trade payables	£ 1